Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
Schedule of Stockholders’ Equity Note, Warrants or Rights, Activity

A continuity of the Company’s outstanding share purchase warrants for the years ended December 31, 2021 and 2020 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2019	19,389,961	$0.26
Issued	34,130,133	0.09
Expired	(17,654,782)	0.25
Outstanding, December 31, 2020	35,865,312	0.10
Issued	14,017,663	0.10
Exercised	(31,270,314)	0.09
Expired	(10,768,332)	0.13
Outstanding, December 31, 2021	7,844,329	$0.10

Schedule of Warrant Outstanding

At December 31, 2021, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
1,000,000	0.16 USD	March 8, 2023
50,000	0.32 USD	June 6, 2023
2,576,249	0.08 USD	September 8, 2023
1,200,000	0.10 USD	September 8, 2023
2,358,080	0.08 USD	September 8, 2023
660,000	0.10 USD	September 30, 2023
7,844,329

Schedule of Derivative Warrant Liability

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, January 1, 2020	$79,458
Issued during the period	1,724,114
Change in fair value of derivative	199,789
Balance, December 31, 2020	$1,804,572
Issued during the period	621,500
Extinguished during the period	(479,535)
Change in fair value of derivative	(1,473,638)
Balance, December 31, 2021	$472,899